SEGMENT REPORTING (Details 1) - USD ($) $ in Thousands	6 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	$ 288,182	$ 272,914
PRC [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	213,742	218,401
Non-PRC [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	$ 74,440	$ 54,513